Leasing - Summary of Future Minimum Lease Payment Obligations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2018 SEK (kr)
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	kr 13,369
Future minimum, Operating leases	605
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	3,088
Future minimum, Operating leases	105
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	2,603
Future minimum, Operating leases	100
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	2,126
Future minimum, Operating leases	101
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	1,311
Future minimum, Operating leases	98
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	1,033
Future minimum, Operating leases	97
2024 and later [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	3,208
Future minimum, Operating leases	kr 104